Goodwill and Other Intangible Assets (Retail - South America group of CGUs) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
South America Retail [Member]
Disclosure of information for cash-generating units [Line Items]
Carrying Amount Of Asset Or Cashgenerating Unit		$ 1,496
Recoverable amount of asset or cash-generating unit		$ 1,031
Trinidad CGU [Member]
Disclosure of information for cash-generating units [Line Items]
Carrying Amount Of Asset Or Cashgenerating Unit	$ 752
Impairment Loss	76
Recoverable amount of asset or cash-generating unit	676
Intangible Asstes [Member] | South America Retail [Member]
Disclosure of information for cash-generating units [Line Items]
Impairment Loss	43
Goodwill [Member] | South America Retail [Member]
Disclosure of information for cash-generating units [Line Items]
Impairment Loss	$ 422